CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Commodity sales	28,281	26,039	18,494
Gas distribution sales	2,853	2,265	1,910
Transportation and other services	6,507	4,614	4,256
Total revenues	37,641	32,918	24,660
Expenses
Commodity costs	27,504	25,222	17,959
Gas distribution costs	1,979	1,585	1,220
Operating and administrative	3,281	3,014	2,739
Depreciation and amortization	1,577	1,370	1,236
Environmental costs, net of recoveries	100	362	(88)
Total expenses	34,441	31,553	23,066
Total operating income	3,200	1,365	1,594
Income from equity investments (Note 11)	368	330	195
Other income/(expense) (Note 26)	(266)	(135)	238
Interest expense (Note 16)	(1,129)	(947)	(841)
Earnings from continuing operations before income taxes	2,173	613	1,186
Income taxes (Note 24)	(611)	(123)	(171)
Earnings/(loss) from continuing operations	1,562	490	1,015
Discontinued operations (Note 9)
Earnings/(loss) from discontinued operations before income taxes	73	6	(123)
Income taxes (expense)/recovery from discontinued operations	(27)	(2)	44
Earnings/(loss) from discontinued operations	46	4	(79)
Earnings/(loss)	1,608	494	936
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(203)	135	(229)
Earnings attributable to Enbridge Inc.	1,405	629	707
Preference share dividends	(251)	(183)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	1,154	446	602
Earnings attributable to Enbridge Inc. common shareholders
Earnings from continuing operations	1,108	442	681
Earnings/(loss) from discontinued operations, net of tax	46	4	(79)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	1,154	446	602
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 20)
Continuing operations (in Canadian dollars per share)	1.34	0.55	0.88
Discontinued operations (in Canadian dollars per share)	0.05		(0.10)
Total earnings per common share (in Canadian dollars per share)	1.39	0.55	0.78
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 20)
Continuing operations (in Canadian dollars per share)	1.32	0.55	0.87
Discontinued operations (in Canadian dollars per share)	0.05		(0.10)
Total diluted earnings per common share (in Canadian dollars per share)	1.37	0.55	0.77